UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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


Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
[City, State]

October 4th, 2007
-----------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         19
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Form 13F Information Table Value Total:

$2,336,928,206.73
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





                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

ALCOA INC             COMMON         01381710 A     $193,454       4,945,150   SH         SOLE                    4,945,150
                      COMMON

                      (PAIRED
CARNIVAL CORP         STOCK)         14365830 A     $157,641       3,255,020   SH         SOLE                    3,255,020

CLEARWIRE CORP        CLASS A        18538530 F      $53,993       2,209,220   SH         SOLE                    2,209,220

CONOCOPHILLIPS        COMMON         20825C10 A     $158,358       1,804,243   SH         SOLE                    1,804,243

CVS CAREMARK CORP     COMMON         12665010 A     $269,980       6,812,515   SH         SOLE                    6,812,515

DIRECTV GROUP INC     COMMON         25459L10 A     $102,169       4,207,960   SH         SOLE                    4,207,960

EXELON CORP           COMMON         30161N10 A     $317,169       4,208,715   SH         SOLE                    4,208,715

                      C/WTS
GET SA                JUN 30 11      B1VZP2   X      $71,781     219,453,334  PRN         SOLE                  219,453,334

HOME DEPOT            COMMON         43707610 A     $111,003       3,421,800   SH         SOLE                    3,421,800

HUMAN GENOME SCI      COMMON         44490310 F      $84,334       8,195,710   SH         SOLE                    8,195,710

INTEL CORP            COMMON         45814010 F     $263,179      10,177,065   SH         SOLE                   10,177,065

INTERPUBLIC GROUP     COMMON         46069010 A         $299          28,827   SH         SOLE                       28,827

                      WTS DEC
LUCENT TECHNOLOGIES   10 07          54946313 F           $1          98,744  PRN         SOLE                       98,744

NETBANK INC           COMMON         64093310 F         $108       1,588,300   SH         SOLE                    1,588,300

PUBLICARD INC         COMMON         744667210 A         $41       2,735,500   SH         SOLE                    2,735,500

ST JOE CO             COMMON         79014810 A      $60,948       1,813,403   SH         SOLE                    1,813,403

UCBH HOLDINGS
INC                   COMMON         90262T30 F      $91,568       5,229,490   SH         SOLE                    5,229,490

VERIZON COMMUNICATNS  COMMON         92343V10 A     $218,385       4,931,921   SH         SOLE                    4,931,921

WILLIAMS SONOMA INC   COMMON         96990410 A     $182,515       5,595,180   SH         SOLE                    5,595,180
